Fees Summary	Apr. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 89,005,672.00
Previously Paid Amount	0.00
Total Fee Amount	12,291.68
Total Offset Amount	0.00
Net Fee	$ 12,291.68
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A